Taxes (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 24,313
Other tax payables	14,258
Total	$ 38,571